Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Allowance for Doubtful Accounts
A summary of activity in the allowance for doubtful accounts is as follows (amounts in thousands):

	Balance Beginning of Year	Charged to Expense	Write-Offs and Other	Balance End of Year
2018	$4,162	12,300	(12,703)	3,759
2017	$3,043	11,014	(9,895)	4,162
2016	$2,762	10,785	(10,504)	3,043

Schedule of Useful Lives By Class of Asset
Estimated useful lives by class of asset are as follows:

Leasehold improvements	15 years or lease term, if shorter
Computer systems and software	3 - 5 years
Furniture and fixtures	5 - 7 years
Property and equipment consist of the following (amounts in thousands):

	As of December 31,
	2018	2017
Property and equipment, net:
Leasehold improvements	$771	$1,592
Computer systems and software	73,283	65,985
Furniture and fixtures	3,016	2,855
	77,070	70,432
Accumulated depreciation	(40,531)	(37,643)
	$36,539	$32,789

Schedule of Future Amortization Expense
Based on subscriber accounts held at December 31, 2018, estimated amortization of subscriber accounts in the succeeding five fiscal years ending December 31 is as follows (amounts in thousands):

2019	$185,338
2020	$161,949
2021	$143,426
2022	$130,246
2023	$121,634